QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
NET SALES	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 8,636,134	$ 5,153,998	$ 4,416,009
Gross profit	371,564	327,555	421,294	286,554	187,055	241,074	204,931	167,236	1,406,967	800,296	685,518
NET EARNINGS	147,006	125,747	175,360	104,251	64,757	78,861	69,694	40,570	552,364	253,882	182,404
Net earnings attributable to controlling interest	$ 137,906	$ 121,041	$ 173,382	$ 103,311	$ 62,952	$ 77,204	$ 66,463	$ 40,159	$ 535,640	$ 246,778	$ 179,650
EARNINGS PER SHARE - BASIC (USD per share)	$ 2.21	$ 1.94	$ 2.79	$ 1.67	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 8.61	$ 4.00	$ 2.91
EARNINGS PER SHARE - DILUTED (USD per share)	$ 2.21	$ 1.94	$ 2.78	$ 1.67	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 8.59	$ 4.00	$ 2.91
Minimum
Length of fiscal quarter									91 days	91 days